UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-5276

Value Line Strategic Asset Management Trust

(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2004

Date of reporting period: June 30, 2005

Item 1. Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 6/30/05 is included with this Form.

■ Value Line Strategic Asset Management Trust (Unaudited)	Semiannual Report To Contractowners

Stephen E. Grant, Portfolio Manager (right),

Jeffrey D. Geffen, Director of Bond Management (left)

Objective:

High total investment return consistent with reasonable risk

Inception Date:

October 1, 1987

Net Assets at June 30, 2005:

$733,341,094

Portfolio composition  at June 30, 2005:

(Percentage of Total Net Assets)

Top Ten Common Stock Holdings  (As of 6/30/05)

Company	Percentage of Total Net Assets
CP Holders, Inc. (ADR)	1.33%
Coach, Inc.	1.07%
American Standard Companies, Inc.	0.95%
ITT Industries, Inc.	0.93%
Golden West Financial Corp.	0.79%
Constellation Brands, Inc. Class “A”	0.72%
St. Jude Medical, Inc.	0.71%
WellPoint, Inc.	0.66%
XTO Energy, Inc.	0.64%
Everest Re Group, Ltd.	0.63%

Sector Weightings vs. Index  (As of 6/30/05)

Average Annual Total Returns  (For periods ended 6/30/05)

	Year to Date	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Inception 10/1/1987
Value Line Strategic Asset Management Trust	2.84%	10.14%	7.91%	–0.15%	9.44%	11.17%
60%/40% S&P 500 Index: Lehman Gov’t/Credit Bond Index	0.61%	6.70%	7.53%	1.66%	8.72%	10.25%

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (availability within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.
•	The S&P 500 Index is an unmanaged index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The Lehman Government/Credit Bond Index is an unmanaged index that is generally considered to be representative of U.S. government and corporate bond market activity. Index returns are provided for comparative purposes. Please note that the indices are not available for direct investment and their returns do not reflect the fees and expenses that have been deducted from the Fund.
•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

1 VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST

■ Value Line Strategic Asset Management Trust (Unaudited)	Semiannual Report To Contractowners

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other underlying funds.

The example is based on an investment of $1,000 invested on January 1, 2005 and held for six months ended June 30, 2005.

Actual Expenses

The first line provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period*	Annualized Expense Ratio
Actual	$1,000	$1,028.40	$4.73	0.94%
Hypothetical (5% return before expenses)	$1,000	$1,020.13	$4.71	0.94%

*	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year).

2	VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST

■	Value Line Strategic Asset Management Trust

Schedule of Investments

June 30, 2005 (Unaudited)

Common Stocks — (74.4%)
Shares		Value

Advertising — (0.3%)
40,000	R.H. Donnelley Corp.*	$2,479,200

Aerospace/Defense — (1.0%)
18,000	Engineered Support Systems, Inc.	644,940
21,000	L-3 Communications Holdings, Inc.	1,608,180
24,000	Precision Castparts Corp.	1,869,600
66,000	Rockwell Collins, Inc.	3,146,880

		7,269,600

Air Transport — (0.3%)
27,000	FedEx Corp.	2,187,270

Apparel — (0.3%)
40,000	Polo Ralph Lauren Corp.	1,724,400
12,000	VF Corp.	686,640

		2,411,040

Auto & Truck — (0.2%)
21,000	Oshkosh Truck Corp.	1,643,880

Auto Parts — (1.1%)
36,000	Autoliv, Inc.	1,576,800
29,000	BorgWarner, Inc.	1,556,430
18,000	Eaton Corp.	1,078,200
73,000	Johnson Controls, Inc.	4,112,090

		8,323,520

Bank — (2.5%)
70,000	Bank of Hawaii Corp.	3,552,500
23,000	City National Corp.	1,649,330
43,000	Compass Bancshares, Inc.	1,935,000
22,000	M&T Bank Corp.	2,313,520
70,969	North Fork Bancorporation, Inc.	1,993,519
23,520	TD Banknorth, Inc.	700,896
32,000	Webster Financial Corp.	1,494,080
72,000	Wells Fargo & Co.	4,433,760

		18,072,605

Bank–Canadian — (0.1%)
11,284	Toronto-Dominion Bank (The)	503,379

Bank–Midwest — (0.4%)
61,000	Huntington Bancshares, Inc.	1,472,540
37,000	Marshall & Ilsley Corp.	1,644,650

		3,117,190

Beverage–Alcoholic — (0.9%)
24,000	Brown-Forman Corp. Class “B”	1,451,040
178,000	Constellation Brands, Inc. Class “A”*	5,251,000

		6,702,040

Beverage–Soft Drink — (0.2%)
30,000	PepsiCo, Inc.	1,617,900

Biotechnology — (0.6%)
24,000	Gen-Probe, Inc.*	869,520
27,000	Genentech, Inc.*	2,167,560
34,000	United Therapeutics Corp.*	1,638,800

		4,675,880

Building Materials — (0.2%)
29,000	Jacobs Engineering Group, Inc.*	1,631,540

Canadian Energy — (0.3%)
63,000	Talisman Energy, Inc.	2,366,910

Shares		Value

Cement — (0.4%)
13,400	Ceradyne, Inc.*	$322,538
31,600	Florida Rock Industries, Inc.	2,317,860

		2,640,398

Chemical–Basic — (0.4%)
32,000	Potash Corp. of Saskatchewan, Inc.	3,058,560

Chemical–Diversified — (0.5%)
27,000	Air Products and Chemicals, Inc.	1,628,100
28,000	Monsanto Co.	1,760,360

		3,388,460

Chemical–Speciality — (1.1%)
108,000	Ecolab, Inc.	3,494,880
96,000	Praxair, Inc.	4,473,600
4,000	Sherwin-Williams Co. (The)	188,360

		8,156,840

Coal — (0.6%)
32,000	CONSOL Energy, Inc.	1,714,560
50,000	Peabody Energy Corp.	2,602,000

		4,316,560

Computer & Peripherals — (0.5%)
56,000	Dell, Inc.*	2,212,560
46,000	NCR Corp.*	1,615,520

		3,828,080

Computer Software & Services — (1.6%)
78,000	Autodesk, Inc.	2,680,860
34,000	CACI International, Inc. Class “A”*	2,147,440
56,000	Cognizant Technology Solutions Corp. Class “A”*	2,639,280
29,000	Cognos, Inc.*	990,060
27,000	Infosys Technologies Ltd.	2,091,690
24,000	SRA International, Inc. Class “A”*	833,280

		11,382,610

Diversified Companies — (3.9%)
167,000	American Standard Companies, Inc.	7,000,640
49,000	AMETEK, Inc.	2,050,650
6,000	Brink's Co. (The)	216,000
66,600	Danaher Corp.	3,485,844
26,000	Fortune Brands, Inc.	2,308,800
70,000	ITT Industries, Inc.	6,834,100
43,000	Pentair, Inc.	1,840,830
21,000	Roper Industries, Inc.	1,498,770
24,000	Textron, Inc.	1,820,400
36,000	United Technologies Corp.	1,848,600

		28,904,634

Drug — (1.3%)
38,000	Celgene Corp.*	1,549,260
38,000	Covance, Inc.*	1,705,060
12,000	Genzyme Corp.*	721,080
39,000	Gilead Sciences, Inc.*	1,715,610
33,000	Immucor, Inc.*	955,350
86,000	Teva Pharmaceutical Industries Ltd. (ADR)	2,678,040

		9,324,400

E-Commerce — (0.1%)
17,000	Websense, Inc.*	816,850

See notes to financial statements.

3

■	Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Shares		Value

Electrical Equipment — (1.0%)
120,000	FLIR Systems, Inc.*	$3,580,800
55,000	Trimble Navigation Ltd.*	2,143,350
46,000	WESCO International, Inc.*	1,443,480

		7,167,630

Electrical Utility–Central — (1.0%)
38,000	Entergy Corp.	2,870,900
51,000	TXU Corp.	4,237,590

		7,108,490

Electrical Utility–East — (0.7%)
28,000	Constellation Energy Group	1,615,320
37,000	Exelon Corp.	1,899,210
52,000	The Southern Company	1,802,840

		5,317,370

Electrical Utility–West — (0.2%)
41,000	Sempra Energy	1,693,710

Electronics — (0.6%)
53,000	Harman International Industries, Inc.	4,312,080

Entertainment Technology — (0.1%)
17,000	Avid Technology, Inc.*	905,760

Environmental Services — (0.5%)
53,000	Republic Services, Inc.	1,908,530
38,000	Waste Connections, Inc.*	1,417,020

		3,325,550

Financial Services — (1.2%)
12,000	Affiliated Managers Group, Inc.*	819,960
19,500	BlackRock, Inc. Class “A”	1,568,775
26,000	Brown & Brown, Inc.	1,168,440
35,000	CIT Group, Inc.	1,503,950
26,300	Global Payments Inc.	1,783,140
37,000	IndyMac Bancorp, Inc.	1,507,010
10,000	Investors Financial Services Corp.	378,200

		8,729,475

Food Processing — (1.4%)
43,000	Bunge Ltd.	2,726,200
57,000	Dean Foods Co.*	2,008,680
28,000	Hershey Foods Corp.	1,738,800
25,760	Smucker (J.M.) Co.	1,209,174
11,400	TreeHouse Foods, Inc.*	325,014
37,000	Wrigley (Wm.) Jr. Co.	2,547,080

		10,554,948

Food Wholesalers — (0.2%)
48,000	Sysco Corp.	1,737,120

Grocery — (0.6%)
39,000	Whole Foods Market, Inc.	4,613,700

Home Appliance — (0.8%)
23,000	Black & Decker Corp. (The)	2,066,550
104,000	Toro Co. (The)	4,015,440

		6,081,990

Hotel/Gaming — (1.8%)
50,000	Boyd Gaming Corp.	2,556,500
29,000	Choice Hotels International, Inc.	1,905,300
27,000	Harrah's Entertainment, Inc.	1,945,890
36,000	MGM MIRAGE*	1,424,880
27,000	Starwood Hotels & Resorts Worldwide, Inc.	1,581,390

Shares		Value

30,000	Station Casinos, Inc.	$1,992,000
51,000	WMS Industries, Inc.*	1,721,250

		13,127,210

Household Products — (1.0%)
42,000	Energizer Holdings, Inc.*	2,611,140
26,000	Scotts Miracle-Gro Co. (The) Class “A”*	1,851,460
25,000	Spectrum Brands, Inc.*	825,000
55,000	Yankee Candle Company, Inc. (The)	1,765,500

		7,053,100

Industrial Services — (0.7%)
41,000	C.H. Robinson Worldwide, Inc.	2,386,200
7,000	Expeditors International of Washington, Inc.	348,670
61,000	Iron Mountain Inc.*	1,892,220
24,000	Navigant Consulting, Inc.*	423,840

		5,050,930

Information Services — (1.5%)
47,000	Alliance Data Systems Corp.*	1,906,320
23,000	Corporate Executive Board Co. (The)	1,801,590
36,000	Dun & Bradstreet Corp.(The)*	2,219,400
40,000	Equifax, Inc.	1,428,400
21,400	Getty Images, Inc.*	1,589,164
44,000	Moody’s Corp.	1,978,240

		10,923,114

Insurance-Life — (1.4%)
37,000	AFLAC, Inc.	1,601,360
15,000	CIGNA Corp.	1,605,450
33,000	Manulife Financial Corp.	1,577,730
35,000	MetLife, Inc.	1,572,900
25,000	Prudential Financial, Inc.	1,641,500
46,000	Torchmark Corp.	2,401,200

		10,400,140

Insurance Property & Casualty — (2.1%)
28,000	Allstate Corp. (The)	1,673,000
94,500	Berkley (W.R.) Corp.	3,371,760
50,000	Everest Re Group, Ltd.	4,650,000
68,750	Fidelity National Financial, Inc.	2,453,688
35,000	Progressive Corp. (The)	3,458,350

		15,606,798

Internet — (0.2%)
48,000	VeriSign, Inc.*	1,380,480

Machinery — (0.9%)
39,000	Actuant Corp. – Class “A”*	1,869,660
20,000	Caterpillar, Inc.	1,906,200
42,000	Donaldson Co., Inc.	1,273,860
52,000	Graco Inc.	1,771,640

		6,821,360

Manufactured Housing/Recreation Vehicle — (0.3%)
20,000	Thor Industries, Inc.	628,600
46,000	Winnebago Industries, Inc.	1,506,500

		2,135,100

Medical Services — (5.0%)
32,000	Aetna, Inc.	2,650,240
42,000	American Healthways, Inc.*	1,775,340
40,000	Community Health Systems, Inc.*	1,511,600
27,500	Coventry Health Care, Inc.*	1,945,625
54,256	DaVita, Inc.*	2,467,563

See notes to financial statements.

4

■	Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Shares		Value

35,000	Haemonetics Corp.*	$1,422,400
40,000	Humana, Inc.*	1,589,600
23,000	PacifiCare Health Systems, Inc.*	1,643,350
30,000	Quest Diagnostics, Inc.	1,598,100
57,000	Renal Care Group, Inc.*	2,627,700
41,000	Sierra Health Services, Inc.*	2,929,860
30,000	Triad Hospitals, Inc.*	1,639,200
85,280	Unitedhealth Group, Inc.	4,446,499
24,000	Universal Health Services, Inc. Class “B”	1,492,320
30,000	WellChoice, Inc.*	2,084,100
70,000	WellPoint, Inc.*	4,874,800

		36,698,297

Medical Supplies — (5.1%)
40,000	Advanced Medical Optics, Inc.*	1,590,000
16,000	Alcon, Inc.	1,749,600
34,000	Biomet, Inc.	1,177,760
43,000	C.R. Bard, Inc.	2,859,930
15,000	Charles River Laboratories International*	723,750
30,000	Edwards Lifesciences Corp.*	1,290,600
66,000	Fisher Scientific International, Inc.*	4,283,400
70,000	Henry Schein, Inc.*	2,906,400
31,000	IDEXX Laboratories, Inc.*	1,932,230
35,000	Johnson & Johnson	2,275,000
18,000	Mentor Corp.	746,640
75,000	Patterson Companies, Inc.*	3,381,000
120,000	St. Jude Medical, Inc.*	5,233,200
33,000	The Cooper Companies, Inc.	2,008,380
94,000	Varian Medical Systems, Inc.*	3,509,020
20,000	Zimmer Holdings, Inc.*	1,523,400

		37,190,310

Metal Fabricating — (0.2%)
26,000	Harsco Corp.	1,418,300

Natural Gas–Distribution — (0.6%)
39,000	Southern Union Co.*	957,450
132,000	UGI Corp.	3,682,800

		4,640,250

Natural Gas–Diversified — (2.0%)
84,000	Energen Corp.	2,944,200
35,000	Equitable Resources, Inc.	2,380,000
21,000	Kinder Morgan, Inc.	1,747,200
34,000	Questar Corp.	2,240,600
8,000	Southwestern Energy Co.*	375,840
138,888	XTO Energy, Inc.	4,720,803

		14,408,643

Newspaper — (0.3%)
50,000	E.W. Scripps Co. (The) Class “A”	2,440,000

Office Equipment & Supplies — (0.5%)
165,000	Staples, Inc.	3,517,800

Oilfield Services/Equipment — (0.2%)
49,000	FMC Technologies, Inc.*	1,566,530

Packaging & Container — (0.7%)
54,000	Ball Corp.	1,941,840
56,000	Jarden Corp.*	3,019,520

		4,961,360

Petroleum–Integrated — (1.5%)
38,000	ConocoPhillips	2,184,620
28,000	Denbury Resources, Inc.*	1,113,560
46,000	Murphy Oil Corp.	2,402,580

Shares		Value

23,000	Premcor, Inc.	$1,706,140
14,500	Sunoco, Inc.	1,648,360
20,000	Valero Energy Corp.	1,582,200

		10,637,460

Petroleum–Producing — (2.5%)
43,000	Apache Corp.	2,777,800
40,000	Burlington Resources, Inc.	2,209,600
100,000	Chesapeake Energy Corp.	2,280,000
25,000	Pogo Producing Co.	1,298,000
36,000	Precision Drilling Corp.*	1,421,280
71,800	Range Resources Corp.	1,931,420
37,000	Suncor Energy, Inc.	1,750,840
14,000	Tenaris S.A.	1,095,780
124,000	Ultra Petroleum Corp.*	3,764,640

		18,529,360

Pharmacy — (0.8%)
92,700	Caremark Rx, Inc.*	4,127,004
38,000	Express Scripts, Inc.*	1,899,240

		6,026,244

Publishing — (0.6%)
44,000	Donnelley (R.R.) & Sons Co.	1,518,440
24,000	McGraw-Hill Companies, Inc. (The)	1,062,000
35,000	Meredith Corp.	1,717,100

		4,297,540

R.E.I.T. — (1.1%)
24,000	American Home Mortgage Investment Corp.	839,040
30,000	CBL & Associates Properties, Inc.	1,292,100
20,000	General Growth Properties, Inc.	821,800
30,000	Macerich Co. (The)	2,011,500
54,000	ProLogis	2,172,960
18,000	Weingarten Realty Investors	705,960

		7,843,360

Railroad — (1.7%)
34,000	Burlington Northern Santa Fe Corp.	1,600,720
14,000	Canadian National Railway Co.	807,100
98,000	CP Holders, Inc. (ADR)	9,724,540

		12,132,360

Recreation — (0.5%)
38,000	Royal Caribbean Cruises Ltd.	1,837,680
76,500	Shuffle Master, Inc.*	2,144,295

		3,981,975

Restaurant — (2.1%)
114,000	Applebee’s International, Inc.	3,019,860
46,000	Cheesecake Factory, Inc. (The)*	1,597,580
60,000	CKE Restaurants, Inc.	835,200
50,000	Darden Restaurants, Inc.	1,649,000
45,000	P.F. Changs China Bistro, Inc.*	2,654,100
29,000	Panera Bread Co. Class “A”*	1,800,465
56,500	Sonic Corp.*	1,724,945
45,000	Yum! Brands, Inc.	2,343,600

		15,624,750

Retail Automotive — (0.6%)
30,600	Advance Auto Parts, Inc.*	1,975,230
68,000	O’Reilly Automotive, Inc.*	2,027,080

		4,002,310

See notes to financial statements.

5

■	Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Shares		Value

Retail Building Supplies — (0.9%)
51,000	Fastenal Co.	$3,124,260
59,000	Hughes Supply, Inc.	1,657,900
31,000	Lowe’s Companies, Inc.	1,804,820

		6,586,980

Retail–Special Lines — (5.5%)
22,000	Abercrombie & Fitch Co. — Class “A”	1,511,400
45,000	Aeropostale, Inc.*	1,512,000
54,000	American Eagle Outfitters, Inc.	1,655,100
12,000	Barnes & Noble, Inc.*	465,600
69,000	bebe Stores, Inc.	1,826,430
110,000	Bed Bath & Beyond, Inc.*	4,595,800
70,000	Chico’s FAS, Inc.*	2,399,600
59,000	Claire’s Stores, Inc.	1,418,950
234,000	Coach, Inc.*	7,855,380
50,000	CVS Corp.	1,453,500
16,000	Dick’s Sporting Goods, Inc.*	617,440
33,000	Guitar Center, Inc.*	1,926,210
54,000	Men’s Wearhouse, Inc. (The)*	1,859,220
44,000	Michaels Stores, Inc.	1,820,280
40,000	PETsMART, Inc.	1,214,000
116,000	Quiksilver, Inc.*	1,853,680
68,000	TJX Companies, Inc. (The)	1,655,800
33,000	Tractor Supply Co.*	1,620,300
53,000	Urban Outfitters, Inc.*	3,004,570
12,000	Zale Corp.*	380,280

		40,645,540

Retail Store — (1.1%)
21,000	Neiman Marcus Group, Inc. (The) Class “A”	2,035,320
30,000	Nordstrom, Inc.	2,039,100
46,500	Penney (J.C.) Company, Inc.	2,444,970
12,400	Sears Holdings Corp.*	1,858,388

		8,377,778

Securities Brokerage — (0.6%)
20,000	Bear Stearns Companies, Inc. (The)	2,078,800
22,000	Legg Mason, Inc.	2,290,420

		4,369,220

Shoe — (0.6%)
21,000	NIKE, Inc. Class “B”	1,818,600
44,000	Timberland Co. (The) Class “A”*	1,703,680
20,000	Wolverine World Wide, Inc.	480,200

		4,002,480

Steel–General — (0.1%)
9,000	IPSCO, Inc.	393,300

Telecommunication Equipment — (0.5%)
105,000	Corning, Inc.*	1,745,100
51,000	Marvell Technology Group Ltd.*	1,940,040

		3,685,140

Telecommunication Services — (0.5%)
62,000	Crown Castle International Corp.*	1,259,840
36,000	NII Holdings, Inc.*	2,301,840

		3,561,680

Thrift — (0.8%)
90,200	Golden West Financial Corp.	5,807,076

Tire & Rubber — (0.2%)
24,000	Carlisle Companies, Inc.	1,647,120

Shares		Value

Trucking/Transportation Leasing — (0.6%)
28,000	CNF, Inc.	$1,257,200
86,000	Hunt (J.B.) Transport Services, Inc.	1,659,800
33,000	Yellow Roadway Corp.*	1,676,401

		4,593,401

	Total Common Stocks (Cost $373,954,830)	$546,451,965

U.S. Treasury Obligations — (2.1%)
Principal Amount		Value
$2,000,000	United States Treasury Notes 3.5%, due 11/15/06	1,997,734
3,000,000	United States Treasury Notes 4.00%, due 11/15/12	3,033,633
8,000,000	United States Treasury Bonds 6.125%, 11/15/27	10,103,128

	Total U.S. Treasury Obligations (Cost $13,405,073)	$15,134,495

U.S. Government Agency Obligations — (11.0%)
$7,000,000	Private Export Funding Corp. Series “J” 7.650%, due 5/15/06	7,231,364
6,000,000	Federal Home Loan Banks 3.50%, due 8/15/06	5,980,872
4,000,000	Federal National Mortgage Association 3.310%, due 1/26/07	3,965,440
7,000,000	Federal Home Loan Banks 3.375%, due 2/23/07	6,949,908
6,000,000	Federal Home Loan Mortgage Corp. 4.875%, due 3/15/07	6,109,194
8,000,000	Federal National Mortgage Association 5.250%, due 4/15/07	8,196,112
4,000,000	Federal Home Loan Mortgage Corp. 3.25%, due 11/2/07	3,941,612
6,000,000	Federal Home Loan Banks 3.05%, (until 11/9/05 4% thereafter) due 11/9/07	5,964,558
4,000,000	Federal Home Loan Banks 3.30%, due 12/28/07	3,905,020
5,000,000	Federal National Mortgage Association 3.250%, due 1/15/08	4,931,190
10,000,000	Federal National Mortgage Assocation Pool #380188, 6.450%, 4/1/08	10,337,500
2,000,000	Federal Home Loan Banks 4.10%, due 6/13/08	1,996,734
2,000,000	Federal Home Loan Mortgage Corp. 5.875%, due 3/21/11	2,156,444
4,000,000	Federal Home Loan Mortgage Corp. 5.250%, due 11/5/12	4,039,148
2,000,000	Federal Home Loan Mortgage Corp. 4.500%, due 1/15/13	2,047,014
2,962,723	Federal National Mortgage Assocation Pool #802813, 5.00%, 11/1/34	2,965,919

	Total U.S. Government Agency Obligations (Cost $79,956,344)	$80,718,029

See notes to financial statements.

6

■	Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Corporate Notes — (0.8%)
Principal Amount		Value

$6,000,000	SLM Corp. Floating Rate Notes, 4.77%,** due 4/1/14	$5,806,800

	Total Corporate Notes (Cost $5,959,832)	5,806,800

	Total Investment Securities — 88.3% (Cost $473,276,079)	648,111,289

Short-Term Investments — (10.8%)
U.S. Government Agency Obligations — (2.5%)
$10,000,000	Federal Home Loan Bank 2.96%, discount note due 7/13/05	9,990,133
8,000,000	Federal Home Loan Banks 3.60%, due 7/13/06	8,000,000

	Total U.S. Government Agency Obligations (Cost $17,990,133)	17,990,133

Corporate Bonds — (0.7%)
5,000,000	Nebhelp, Inc., Series A-2 3.34%, 7/7/05***	5,000,000

	Total Corporate Bonds (Cost $5,000,000)	5,000,000

Repurchase Agreements — (7.6%) (including accrued interest)
$28,800,000	Collateralized by $23,223,000 U.S. Treasury Bonds 6.125%, due 11/15/27, with a value of $29,671,011 (with UBS Warburg LLC, 2.75%, dated 6/30/05, due 7/1/05 delivery value $28,802,200)	$28,802,200
27,000,000	Collateralized by $26,210,000 U.S. Treasury Bonds 12.75%, due 11/15/10, with a value of $27,905,459 (with Morgan Stanley, 2.80%, dated 6/30/05, due 7/1/05 delivery value $27,002,100)	27,002,100

	Total Repurchase Agreements (Cost $55,804,300)	55,804,300

Total Short-Term Investments (Cost $78,794,433)		$78,794,433
Cash and Other Assets In Excess of Liabilities — (0.9%)		6,435,372

Net Assets (100.0%)		$733,341,094

*	Non-income producing
**	Rate at 6/30/05, Floating Rate changes monthly.
***	Rate at 6/30/05, Floating Rate changes weekly.

(ADR) — American Depositary Receipts

See notes to financial statements.

7

■	Value Line Strategic Asset Management Trust

Statement of Assets and Liabilities

at June 30, 2005 (Unaudited)

ASSETS:
Investment securities, at value (Cost — $473,276,079)	$648,111,289
Short-term Investments (Cost — $78,794,433)	78,794,433
Cash	69,059
Receivable for securities sold	13,999,295
Interest and dividends receivable	1,360,789
Receivable for trust shares sold	69,708
Prepaid insurance expense	7,453
Other assets	1,019

Total Assets	742,413,045

LIABILITIES:
Payable for securities purchased	8,000,000
Payable for trust shares repurchased	511,822
Accrued expenses:
Advisory fee	302,816
Service and distribution plan fees payable	242,253
Other	15,060

Total Liabilities	9,071,951

Net Assets	$733,341,094

NET ASSETS CONSIST OF:
Shares of beneficial interest, at $0.01 par value (authorized unlimited, outstanding 34,851,101 shares)	$348,511
Additional paid-in capital	564,814,233
Undistributed net investment income	6,418,938
Accumulated net realized loss on investments	(13,075,739)
Net unrealized appreciation of investments	174,835,151

Net Assets	$733,341,094

Net Asset Value Per Outstanding Share ($733,341,094 ÷ 34,851,101 shares of beneficial interest outstanding)	$21.04

Statement of Operations

for the Six Months Ended

June 30, 2005 (Unaudited)

INVESTMENT INCOME:
Interest	$3,459,105
Dividends (Net of foreign withholding tax of $26,335)	3,136,821

Total Income	6,595,926

Expenses:
Advisory fee	1,838,585
Service and distribution plan fee	1,470,868
Custodian fees	54,425
Insurance	44,164
Auditing and legal fees	32,580
Trustees’ fees and expenses	11,765
Other	5,973

Total Expenses Before Custody Credits	3,458,360
Less: Custody Credits	(1,935)

Net Expenses	3,456,425

Net Investment Income	3,139,501

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net Realized Gain	26,825,061
Change in Net Unrealized Appreciation	(9,995,602)

Net Realized Gain and Change in Net Unrealized Appreciation on Investments	16,829,459

NET INCREASE IN NET ASSETS FROM OPERATIONS	$19,968,960

See notes to financial statements.

8

■	Value Line Strategic Asset Management Trust

Statement of Changes in Net Assets

	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004
Operations:
Net investment income	$3,139,501	$3,265,020
Net realized gain on investments	26,825,061	57,399,799
Change in net unrealized appreciation	(9,995,602)	27,233,318

Net increase in net assets from operations	19,968,960	87,898,137

Distributions to Shareholders:
Net investment income	—	(2,609,963)

Trust Share Transactions:
Proceeds from sale of shares	8,738,257	19,935,376
Proceeds from reinvestment of dividends and distributions to shareholder	—	2,609,963
Cost of shares repurchased	(68,906,810)	(123,066,307)

Net decrease from trust share transactions	(60,168,553)	(100,520,968)

Total Decrease in Net Assets	(40,199,593)	(15,232,794)

NET ASSETS:

Beginning of period	773,540,687	788,773,481

End of period	$733,341,094	$773,540,687

Undistributed Net Investment Income, at End of Period	$6,418,938	$3,279,437

See notes to financial statements.

9

■	Value Line Strategic Asset Management Trust

Notes to Financial Statements

June 30, 2005 (Unaudited)

1.    Significant Accounting Policies

Value Line Strategic Asset Management Trust (the “Trust”) is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended, which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Trust will attempt to achieve its objective by following an asset allocation strategy based on data derived from computer models for the stock and bond markets that shifts the assets of the Trust among equity, debt and money market securities as the models indicate and its investment adviser, Value Line, Inc. (the “Adviser”), deems appropriate.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

(A)  Security Valuation

Securities listed on a securities exchange are valued at the closing sales price on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices.

The Board of Trustees has determined that the value of bonds and other fixed-income securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations.

Short-term instruments with maturities of 60 days or less are valued at amortized cost which approximates market value. Short-term instruments with maturities greater than 60 days, at the date of purchase, are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost.

Other assets and securities for which market valuations are not readily available are valued at fair value as the Board of Trustees may determine in good faith. In addition, the Trust may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B)  Repurchase Agreements

In connection with transactions in repurchase agreements, the Trust’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C)  Federal Income Taxes

It is the Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(D)  Dividends and Distributions

It is the Trust’s policy to distribute to its shareholders, as dividends and as capital gains distributions, all the net investment income for the year and all the net capital gains realized by the Trust, if any. Such distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. All dividends or distributions will be payable in shares of the Trust at the net asset value on the ex-dividend date. This policy is, however, subject to change at any time by the Board of Trustees.

10

■	Value Line Strategic Asset Management Trust

Notes to Financial Statements (Continued)

June 30, 2005 (Unaudited)

(E)  Investments

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income on investments, adjusted for amortization of discount and premium, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date. Dividends received in excess of income are recorded as a reduction of cost of investments and/or realized gain on Real Estate Investment Trusts (REITs).

(F)  Representations and Indemnifications

In the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2.    Trust Share Transactions, Dividends and Distributions

Shares of the Trust are available to the public only through the purchase of certain contracts issued by The Guardian Insurance and Annuity Company, Inc. (GIAC). Transactions in shares of beneficial interest in the Trust were as follows:

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Shares sold	429,617	1,047,012
Shares issued in reinvestment of dividends and distributions	—	139,347

	429,617	1,186,359
Shares repurchased	(3,378,927)	(6,481,724)

Net decrease	(2,949,310)	(5,295,365)

Dividends per share from net investment income	$.000	$.065

3.    Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term investments, were as follows:

Six Months Ended June 30, 2005 (Unaudited)
PURCHASES:
U.S. Treasury and U.S. Government Agency Obligations	$14,909,310
Other Investment Securities	134,206,934

$149,116,244

SALES:
U.S. Treasury and U.S. Government Agency Obligations	$—
Other Investment Securities	131,866,709

$131,866,709

4.    Income Taxes

At June 30, 2005, information on the tax components of capital is as follows: (Unaudited)

Cost of investments for tax purposes	$552,070,512

Gross tax unrealized appreciation	$177,746,966
Gross tax unrealized depreciation	(2,911,756)

Net tax unrealized appreciation on Investments	$174,835,210

Undistributed ordinary income	$6,418,938

Capital loss carryforward expiring December 31, 2008	$39,805,119

To the extent future capital gains are offset by capital losses, the Trust does not anticipate distributing any such gains to shareholders.

Net investment income and net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatment of bond discounts and premiums.

11

■	Value Line Strategic Asset Management Trust

Notes to Financial Statements (Continued)

June 30, 2005 (Unaudited)

5.    Investment Advisory Contract, Management Fees and Transactions with Affiliates

An advisory fee of $1,838,585 was paid or payable to Value Line, Inc. (the “Adviser”), the Trust’s investment adviser, for the six months ended June 30, 2005. This was computed at the rate of  1/2 of 1% of the average daily net assets of the Trust during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Trust. The Adviser also provides persons, satisfactory to the Trust’s Board of Trustees, to act as officers and employees of the Trust and pays their salaries and wages. The Trust bears all other costs and expenses.

The Trust has a Service and Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, in advertising marketing and distributing the Trust’s shares and for servicing the Trust’s shareholders at an annual rate of 0.40% of the Trust’s average daily net assets. For the six months ended June 30, 2005, fees amounting to $1,470,868 were paid or payable to the Distributor under this plan.

For the six months ended June 30, 2005, the Trust’s expenses were reduced by $1,935 under a custody credit arrangement with the Custodian.

12

■	Value Line Strategic Asset Management Trust

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Six Months Ended June 30, 2005 (Unaudited)		Years Ended December 31,
			2004	2003	2002	2001	2000
Net asset value, beginning of period	$20.46		$18.30	$15.82	$18.36	$23.62	$29.39

Income from investment operations:
Net investment income	.10		.09	.07	.13	.24	.68
Net gains (losses) on securities (both realized and unrealized)	.48		2.13	2.53	(2.45)	(3.25)	.17

Total from investment operations	.58		2.22	2.60	(2.32)	(3.01)	.85

Less distributions:
Dividends from net investment income	—		(.06)	(.12)	(.22)	(.69)	(.62)
Distributions from net realized gains	—		—	—	—	(1.56)	(6.00)

Total Distributions	—		(.06)	(.12)	(.22)	(2.25)	(6.62)

Net asset value, end of period	$21.04		$20.46	$18.30	$15.82	$18.36	$23.62

Total return**	$2.84	%+	12.19%	16.53%	(12.53)%	(12.92)%	1.95%

Ratios/supplemental data:
Net assets, end of period (in thousands)	$733,341		$773,541	$788,773	$788,102	$1,113,568	$1,489,962
Ratio of expenses to average net assets(1)	.94	%*	.94%	.96%	.73%	.56%	.57%
Ratio of net investment income to average net assets	.85	%*	.42%	.35%	.59%	.96%	2.54%
Portfolio turnover rate	21	%+	41%	30%	35%	69%	88%

(1)	Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would not have changed.
**	Total returns do not reflect the effects of charges deducted under the terms of GIAC’s variable contracts. Including such charges would reduce the total returns for all periods shown.
*	Annualized
+	Not annualized

See notes to financial statements.

13

■	Value Line Strategic Asset Management Trust

Form N-Q

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

14

Value Line Strategic Asset Management Trust

Factors Considered by the Independent Directors in Approving the Agreement (Unaudited)

The Investment Company Act of 1940 requires that the Fund’s Agreement be approved annually by both the Board of Directors (collectively “the Directors”) and a majority of the Directors who are not affiliated with Value Line, Inc. the Fund’s investment adviser (“Value Line”) (the “Independent Directors”) voting separately. The Directors have determined that the terms of the Fund’s investment advisory agreement (the “Agreement”) are fair and reasonable and that renewal of the contract is in the best interests of the Fund and its shareholders. In making such determinations, the Independent Directors relied upon the assistance of counsel to the Independent Directors. Throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Directors met in executive sessions separately from the Interested Directors of the Fund and any officers of Value Line.

Both in meetings specifically addressed to renewal of the Agreement and at other meetings during the course of the year, the Directors, including the Independent Directors, received materials relating to Value Line’s investment and management services under the Agreement. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, (ii) sales and redemption data in respect of the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund’s shares, (v) the allocation of the Fund’s brokerage, and (vi) the record of compliance with the Fund’s investment policies and restrictions and with the Fund’s Code of Ethics, and the structure and responsibilities of Value Line’s compliance department.

As part of the review of the Agreement, the Independent Directors requested and Value Line provided additional information in order to evaluate the quality of Value Line’s services and the reasonableness of the fee under the Agreement. Among other items, this information included data or analyses of (1) management and other fees incurred by a peer group of funds selected by an independent evaluation service (the “Peer Group”), (2) expense ratios for the Fund and the Peer Group, (3) the investment performance for the Fund and its Peer Group, (4) Value Line’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, and (5) investment management staffing, (6) the potential for achieving further economies of scale.

The following summarizes matters considered by the Directors in connection with their renewal of the Agreement. However, the Directors did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Compliance and Investment Performance. The Directors determined that Value Line had policies and systems reasonably designed to achieve compliance with the Fund’s investment objective and regulatory requirements. The Directors also reviewed the Fund’s investment performance, as well as the Fund’s performance compared to both the performance of a peer group and the results of an index. The Fund outperformed its Peer Group for the one-year and 10-year periods ended December 31, 2004. Although the Fund underperformed its Peer Group for the three-year and five-year periods ended December 31, 2004, the Directors concluded that the Fund’s overall performance supported the continuation of the Agreement.

Value Line’s Personnel and Methods. The Directors reviewed the background of members of the team responsible for the daily management of the Fund and the Fund’s investment objective and discipline. The Independent Directors also engaged in discussions with senior management of Value Line responsible for investment operations. The Directors concluded that Value Line has the quality and depth of personnel and the well-developed methods essential to performing its duties under the Agreement.

Nature and Quality of Other Services. The Directors considered the nature, quality, cost and extent of other services provided to shareholders of the Fund. The Directors also considered the nature and extent of the other services provided by Value Line’s affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Directors concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

Management Fee and Expenses. The Directors considered Value Line’s fee under the Agreement relative to the management fees charged by the Peer Group. The Fund’s management fee was lower than the average management fee of the Peer Group, and the Directors concluded that the Adviser’s fee was reasonable in light of the services and expertise provided to the Fund by the Adviser’s management team and the Adviser’s proprietary ranking system. While the total expenses of the Fund exceeded the average expenses of the Peer Group, the Board concluded that the Fund’s expenses were reasonable.

Profitability. The Directors considered the level of Value Line’s profits with respect to the management of the Fund. This consideration included a review of Value Line’s methodology in allocating certain of its costs to the management of each Fund. The

15

Value Line Strategic Asset Management Trust

Factors Considered by the Independent Directors in Approving the Agreement (Unaudited)

Directors concluded that Value Line’s profits from management of the Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund in light of the business risks involved.

Economies of Scale. The Directors noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a relevant consideration for the Fund.

Other Benefits to Value Line. The Directors also considered the character and amount of fees paid by the Fund, other than under the Agreement, and by the Fund’s shareholders for services provided by Value Line and affiliates.

Conclusion. The Directors, in light of Value Line’s overall performance, considered it appropriate to continue to retain the management services of Value Line. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Directors concluded that the Agreement with the Fund is fair and reasonable and voted to approve the continuation of the Agreement for another year.

16

Item 2. Code of Ethics

N/A

Item 3. Audit Committee Financial Expert.

N/A

Item 4. Principal Accountant Fees and Services

N/A

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ JEAN B. BUTTNER
Jean B. Buttner, President

Date:	September 6, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JEAN B. BUTTNER
Jean B. Buttner, President, Principal Executive Officer

By:	/s/ DAVID T. HENIGSON
David T. Henigson, Vice President, Treasurer, Principal Financial Officer

Date:	September 6, 2005